BORROWINGS (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Current and non-current financial debt
Current portion of current borrowings	$ 1,433,449	$ 1,308,379
Non-current portion of non-current borrowings	3,687,475	2,201,807
Total borrowings	5,120,924	3,510,186	$ 3,509,274	$ 5,652,093
Bank overdrafts - principal
Current and non-current financial debt
Current portion of current borrowings	255,896	150,561
Bank and other financial entities loans - principal
Current and non-current financial debt
Current portion of current borrowings	186,761	172,370
Notes - principal
Current and non-current financial debt
Current portion of current borrowings	526,104	793,618
Loans for purchase of equipment
Current and non-current financial debt
Current portion of current borrowings	11,917	7,855
Interest and related expenses
Current and non-current financial debt
Current portion of current borrowings	452,771	183,975
Notes - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	2,060,921	1,591,161
Bank and other financial entities loans - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	537,764	166,068
Loans for purchase of equipment
Current and non-current financial debt
Non-current portion of non-current borrowings	15,917	9,668
Interest and related expenses
Current and non-current financial debt
Non-current portion of non-current borrowings	$ 1,072,873	$ 434,910